Equity Index Portfolio
Schedule of Investments (unaudited)
As of March 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (9.2%)
	Meta Platforms Inc. Class A	502,751	289,766
	Alphabet Inc. Class A	1,339,147	207,086
	Alphabet Inc. Class C	1,085,283	169,554
*	Netflix Inc.	98,207	91,581
	AT&T Inc.	1,647,919	46,603
	Verizon Communications Inc.	966,394	43,836
	Walt Disney Co.	415,063	40,967
	Comcast Corp. Class A	865,997	31,955
	T-Mobile US Inc.	110,097	29,364
*	Charter Communications Inc. Class A	22,143	8,160
	Electronic Arts Inc.	54,420	7,865
*	Take-Two Interactive Software Inc.	37,654	7,804
*	Warner Bros Discovery Inc.	511,743	5,491
*	Live Nation Entertainment Inc.	35,929	4,692
	Omnicom Group Inc.	44,955	3,727
	Fox Corp. Class A	50,116	2,836
	News Corp. Class A	87,396	2,379
	Interpublic Group of Cos. Inc.	85,839	2,331
	TKO Group Holdings Inc. Class A	15,217	2,325
	Match Group Inc.	57,876	1,806
	Paramount Global Class B	136,947	1,638
	Fox Corp. Class B	30,265	1,595
	News Corp. Class B	24,975	758
			1,004,119
Consumer Discretionary (10.3%)
*	Amazon.com Inc.	2,165,363	411,982
*	Tesla Inc.	642,445	166,496
	Home Depot Inc.	228,043	83,576
	McDonald's Corp.	164,524	51,392
	Booking Holdings Inc.	7,599	35,008
	TJX Cos. Inc.	258,039	31,429
	Lowe's Cos. Inc.	129,612	30,229
	Starbucks Corp.	260,792	25,581
*	O'Reilly Automotive Inc.	13,196	18,904
	NIKE Inc. Class B	271,207	17,216
*	Chipotle Mexican Grill Inc.	311,189	15,625
*	AutoZone Inc.	3,854	14,694
*	DoorDash Inc. Class A	77,898	14,237
	Hilton Worldwide Holdings Inc.	55,267	12,576
	Marriott International Inc. Class A	52,551	12,518
*	Airbnb Inc. Class A	99,420	11,877
	Royal Caribbean Cruises Ltd.	56,804	11,670
	General Motors Co.	228,586	10,750
	Yum! Brands Inc.	64,031	10,076
	Ross Stores Inc.	75,673	9,670
	Ford Motor Co.	893,086	8,958
	DR Horton Inc.	65,081	8,274
	Garmin Ltd.	35,286	7,662
	eBay Inc.	110,033	7,453
*	Lululemon Athletica Inc.	25,705	7,276
	Tractor Supply Co.	122,683	6,760
	Lennar Corp. Class A	53,638	6,157
	Darden Restaurants Inc.	26,903	5,589
*	NVR Inc.	687	4,977
	PulteGroup Inc.	46,541	4,784
	Expedia Group Inc.	28,271	4,752
*	Carnival Corp.	240,716	4,701
	Williams-Sonoma Inc.	28,301	4,474
*	Ulta Beauty Inc.	10,673	3,912
*	Deckers Outdoor Corp.	34,821	3,893
	Genuine Parts Co.	31,917	3,803
	Domino's Pizza Inc.	7,938	3,647

		Shares	Market Value ($000)
	Tapestry Inc.	47,669	3,356
	Best Buy Co. Inc.	44,639	3,286
*	Aptiv plc	52,515	3,125
	Las Vegas Sands Corp.	78,599	3,036
	Pool Corp.	8,768	2,791
*	CarMax Inc.	35,414	2,760
	LKQ Corp.	59,399	2,527
	Ralph Lauren Corp.	9,126	2,015
*	Norwegian Cruise Line Holdings Ltd.	100,439	1,904
	Hasbro Inc.	30,136	1,853
	Wynn Resorts Ltd.	20,489	1,711
*	MGM Resorts International	51,177	1,517
*	Mohawk Industries Inc.	12,113	1,383
*	Caesars Entertainment Inc.	48,991	1,225
			1,125,067
Consumer Staples (6.0%)
	Costco Wholesale Corp.	101,909	96,384
	Procter & Gamble Co.	538,245	91,728
	Walmart Inc.	995,912	87,431
	Coca-Cola Co.	888,891	63,662
	Philip Morris International Inc.	356,967	56,661
	PepsiCo Inc.	314,877	47,213
	Altria Group Inc.	389,093	23,353
	Mondelez International Inc. Class A	296,955	20,148
	Colgate-Palmolive Co.	186,313	17,458
	Target Corp.	105,068	10,965
	Kimberly-Clark Corp.	76,207	10,838
	Kenvue Inc.	439,795	10,546
	Kroger Co.	152,746	10,339
*	Monster Beverage Corp.	160,696	9,404
	Keurig Dr Pepper Inc.	273,949	9,375
	Sysco Corp.	112,272	8,425
	General Mills Inc.	126,502	7,564
	Constellation Brands Inc. Class A	35,681	6,548
	Church & Dwight Co. Inc.	56,490	6,219
	Kraft Heinz Co.	200,302	6,095
	Hershey Co.	33,891	5,796
	Archer-Daniels-Midland Co.	109,672	5,265
	Kellanova	61,849	5,102
	McCormick & Co. Inc. (Non-Voting)	58,029	4,776
	Dollar General Corp.	50,537	4,444
	Tyson Foods Inc. Class A	65,692	4,192
	Clorox Co.	28,345	4,174
	Estee Lauder Cos. Inc. Class A	53,672	3,542
*	Dollar Tree Inc.	46,491	3,490
	Conagra Brands Inc.	109,580	2,923
	J M Smucker Co.	24,512	2,902
	Molson Coors Beverage Co. Class B	39,394	2,398
	Bunge Global SA	30,557	2,335
	Hormel Foods Corp.	67,101	2,076
	Walgreens Boots Alliance Inc.	165,224	1,846
	Campbell's Co.	45,408	1,813
	Lamb Weston Holdings Inc.	32,846	1,751
	Brown-Forman Corp. Class B	41,662	1,414
			660,595
Energy (3.7%)
	Exxon Mobil Corp.	999,347	118,852
	Chevron Corp.	383,695	64,188
	ConocoPhillips	292,925	30,763
	Williams Cos. Inc.	279,899	16,727
	EOG Resources Inc.	129,137	16,561
	ONEOK Inc.	142,473	14,136
	Schlumberger NV	321,305	13,431
	Kinder Morgan Inc.	443,945	12,666
	Phillips 66	94,867	11,714
	Marathon Petroleum Corp.	72,597	10,577
	Hess Corp.	63,429	10,131
	Targa Resources Corp.	50,032	10,030
	Baker Hughes Co.	227,048	9,979

		Shares	Market Value ($000)
	Valero Energy Corp.	72,653	9,595
	Occidental Petroleum Corp.	155,192	7,660
	EQT Corp.	137,039	7,322
	Diamondback Energy Inc.	42,933	6,864
	Texas Pacific Land Corp.	4,318	5,721
	Devon Energy Corp.	150,604	5,633
	Expand Energy Corp.	48,283	5,375
	Halliburton Co.	199,699	5,066
	Coterra Energy Inc.	169,142	4,888
	APA Corp.	85,238	1,792
			399,671
Financials (14.6%)
*	Berkshire Hathaway Inc. Class B	420,802	224,111
	JPMorgan Chase & Co.	641,912	157,461
	Visa Inc. Class A	395,645	138,658
	Mastercard Inc. Class A	186,968	102,481
	Bank of America Corp.	1,520,074	63,433
	Wells Fargo & Co.	755,044	54,205
	Goldman Sachs Group Inc.	71,643	39,138
	Progressive Corp.	134,486	38,061
	S&P Global Inc.	72,315	36,743
	American Express Co.	127,414	34,281
	Morgan Stanley	284,094	33,145
	Blackrock Inc.	33,423	31,634
	Charles Schwab Corp.	391,229	30,625
	Citigroup Inc.	430,947	30,593
*	Fiserv Inc.	130,630	28,847
	Marsh & McLennan Cos. Inc.	112,734	27,511
	Chubb Ltd.	85,543	25,833
	Blackstone Inc.	168,041	23,489
	Intercontinental Exchange Inc.	131,898	22,752
	CME Group Inc.	82,724	21,946
	Arthur J Gallagher & Co.	58,396	20,161
	Aon plc Class A	49,646	19,813
	KKR & Co. Inc.	154,992	17,919
	Moody's Corp.	35,541	16,551
	PNC Financial Services Group Inc.	90,922	15,981
	Capital One Financial Corp.	87,526	15,693
	US Bancorp	358,262	15,126
*	PayPal Holdings Inc.	227,148	14,821
	Apollo Global Management Inc.	102,646	14,056
	Bank of New York Mellon Corp.	164,799	13,822
	Travelers Cos. Inc.	52,070	13,771
	Aflac Inc.	113,705	12,643
	Allstate Corp.	60,867	12,604
	Truist Financial Corp.	302,337	12,441
	American International Group Inc.	136,317	11,851
	Ameriprise Financial Inc.	22,099	10,698
	MetLife Inc.	133,025	10,681
	MSCI Inc.	17,843	10,090
	Discover Financial Services	57,590	9,831
	Fidelity National Information Services Inc.	121,506	9,074
	Prudential Financial Inc.	81,211	9,070
	Arch Capital Group Ltd.	86,064	8,278
	Hartford Insurance Group Inc.	66,001	8,166
	Willis Towers Watson plc	22,902	7,740
	Nasdaq Inc.	95,042	7,210
	M&T Bank Corp.	38,127	6,815
	Brown & Brown Inc.	54,497	6,779
	Fifth Third Bancorp	153,761	6,027
	State Street Corp.	66,222	5,929
	Raymond James Financial Inc.	42,338	5,881
*	Corpay Inc.	15,989	5,576
	Global Payments Inc.	56,884	5,570
	Cboe Global Markets Inc.	23,992	5,429
	Cincinnati Financial Corp.	35,831	5,293
	Huntington Bancshares Inc.	333,363	5,004
	W R Berkley Corp.	68,780	4,894
	Synchrony Financial	89,289	4,727

		Shares	Market Value ($000)
	T. Rowe Price Group Inc.	51,166	4,701
	Regions Financial Corp.	208,406	4,529
	Northern Trust Corp.	45,033	4,443
	Citizens Financial Group Inc.	100,533	4,119
	Principal Financial Group Inc.	48,354	4,080
	FactSet Research Systems Inc.	8,722	3,965
	Loews Corp.	40,448	3,718
	KeyCorp	228,022	3,646
	Everest Group Ltd.	9,893	3,594
	Jack Henry & Associates Inc.	16,694	3,048
	Globe Life Inc.	19,338	2,547
	Assurant Inc.	11,811	2,477
	Erie Indemnity Co. Class A	5,699	2,388
	MarketAxess Holdings Inc.	8,613	1,863
	Invesco Ltd.	102,598	1,556
	Franklin Resources Inc.	71,369	1,374
			1,603,010
Health Care (11.2%)
	Eli Lilly & Co.	180,892	149,401
	UnitedHealth Group Inc.	211,274	110,655
	Johnson & Johnson	552,720	91,663
	AbbVie Inc.	405,274	84,913
	Abbott Laboratories	398,179	52,818
	Merck & Co. Inc.	580,748	52,128
	Thermo Fisher Scientific Inc.	87,805	43,692
*	Intuitive Surgical Inc.	81,882	40,554
	Amgen Inc.	123,323	38,421
*	Boston Scientific Corp.	338,363	34,134
	Pfizer Inc.	1,301,026	32,968
	Gilead Sciences Inc.	286,100	32,058
	Danaher Corp.	146,918	30,118
	Stryker Corp.	78,840	29,348
*	Vertex Pharmaceuticals Inc.	58,950	28,580
	Bristol-Myers Squibb Co.	465,899	28,415
	Medtronic plc	294,373	26,452
	Elevance Health Inc.	53,239	23,157
	Cigna Group	62,850	20,678
	CVS Health Corp.	289,445	19,610
	McKesson Corp.	28,768	19,361
	Zoetis Inc.	102,808	16,927
	Regeneron Pharmaceuticals Inc.	24,160	15,323
	Becton Dickinson & Co.	65,934	15,103
	HCA Healthcare Inc.	41,060	14,188
	Cencora Inc.	39,658	11,029
*	Edwards Lifesciences Corp.	135,333	9,809
	GE HealthCare Technologies Inc.	104,881	8,465
*	IDEXX Laboratories Inc.	18,812	7,900
	Agilent Technologies Inc.	65,457	7,657
	Cardinal Health Inc.	55,401	7,633
	ResMed Inc.	33,725	7,549
	Humana Inc.	27,673	7,322
*	Centene Corp.	113,870	6,913
*	IQVIA Holdings Inc.	38,398	6,770
*	Dexcom Inc.	89,775	6,131
*	Mettler-Toledo International Inc.	4,804	5,673
	Zimmer Biomet Holdings Inc.	45,630	5,164
	STERIS plc	22,567	5,115
*	Waters Corp.	13,615	5,018
*	Biogen Inc.	33,561	4,592
	Labcorp Holdings Inc.	19,111	4,448
	Quest Diagnostics Inc.	25,509	4,316
*	Insulet Corp.	16,073	4,221
*	Molina Healthcare Inc.	12,770	4,206
	Baxter International Inc.	117,366	4,017
*	Cooper Cos. Inc.	45,912	3,873
	West Pharmaceutical Services Inc.	16,622	3,721
*	Hologic Inc.	51,341	3,171
	Revvity Inc.	28,040	2,967
*	Align Technology Inc.	16,038	2,548

		Shares	Market Value ($000)
	Universal Health Services Inc. Class B	13,535	2,543
*	Solventum Corp.	31,871	2,423
	Viatris Inc.	272,961	2,378
*	Incyte Corp.	36,889	2,234
*	Moderna Inc.	78,009	2,212
	Bio-Techne Corp.	36,332	2,130
*	Henry Schein Inc.	28,741	1,968
*	Charles River Laboratories International Inc.	11,778	1,773
*	DaVita Inc.	10,072	1,541
			1,220,095
Industrials (8.4%)
	GE Aerospace	246,413	49,320
	RTX Corp.	305,858	40,514
	Caterpillar Inc.	109,723	36,187
*	Uber Technologies Inc.	479,585	34,943
	Union Pacific Corp.	138,696	32,766
	Honeywell International Inc.	149,287	31,612
*	Boeing Co.	172,208	29,370
	Automatic Data Processing Inc.	93,388	28,533
	Deere & Co.	58,149	27,292
	Eaton Corp. plc	90,741	24,666
	Lockheed Martin Corp.	48,098	21,486
	Waste Management Inc.	83,834	19,408
	GE Vernova Inc.	63,349	19,339
	United Parcel Service Inc. Class B	167,883	18,465
	3M Co.	124,645	18,305
	Parker-Hannifin Corp.	29,563	17,970
	TransDigm Group Inc.	12,879	17,815
	Trane Technologies plc	51,489	17,348
	Cintas Corp.	78,741	16,184
	Northrop Grumman Corp.	31,242	15,996
	General Dynamics Corp.	58,266	15,882
	Illinois Tool Works Inc.	61,344	15,214
	Emerson Electric Co.	129,474	14,196
	CSX Corp.	442,901	13,035
	FedEx Corp.	50,888	12,405
	Norfolk Southern Corp.	52,016	12,320
	Johnson Controls International plc	151,630	12,147
	Howmet Aerospace Inc.	93,024	12,068
	Carrier Global Corp.	185,507	11,761
	PACCAR Inc.	120,473	11,730
*	Copart Inc.	201,428	11,399
	Paychex Inc.	73,623	11,359
	Republic Services Inc.	46,635	11,293
	Fastenal Co.	131,765	10,218
	WW Grainger Inc.	10,164	10,040
	Cummins Inc.	31,593	9,902
	Verisk Analytics Inc.	32,406	9,645
	United Rentals Inc.	14,979	9,387
	Otis Worldwide Corp.	90,936	9,385
	AMETEK Inc.	53,070	9,135
	L3Harris Technologies Inc.	43,197	9,042
*	Axon Enterprise Inc.	16,620	8,741
	Quanta Services Inc.	33,897	8,616
	Ingersoll Rand Inc.	92,573	7,409
	Old Dominion Freight Line Inc.	43,181	7,144
	Westinghouse Air Brake Technologies Corp.	39,196	7,108
	Equifax Inc.	28,489	6,939
	Rockwell Automation Inc.	25,931	6,700
	Xylem Inc.	55,841	6,671
	Broadridge Financial Solutions Inc.	26,875	6,516
	Delta Air Lines Inc.	147,313	6,423
	Fortive Corp.	78,370	5,735
	Veralto Corp.	56,726	5,528
	Dover Corp.	31,455	5,526
*	United Airlines Holdings Inc.	75,416	5,207
	Southwest Airlines Co.	136,358	4,579
	Lennox International Inc.	7,345	4,119
	Hubbell Inc. Class B	12,328	4,079

		Shares	Market Value ($000)
	Leidos Holdings Inc.	30,182	4,073
	Snap-on Inc.	11,997	4,043
	Expeditors International of Washington Inc.	32,158	3,867
	Rollins Inc.	64,588	3,490
	Jacobs Solutions Inc.	28,053	3,391
	Masco Corp.	48,500	3,373
	Pentair plc	37,936	3,319
*	Builders FirstSource Inc.	26,475	3,308
	IDEX Corp.	17,430	3,154
	Textron Inc.	41,800	3,020
	CH Robinson Worldwide Inc.	27,247	2,790
	Stanley Black & Decker Inc.	35,265	2,711
	JB Hunt Transport Services Inc.	18,214	2,695
	Allegion plc	19,870	2,592
	Nordson Corp.	12,433	2,508
	Paycom Software Inc.	10,775	2,354
*	Dayforce Inc.	36,432	2,125
	Huntington Ingalls Industries Inc.	8,934	1,823
	A O Smith Corp.	27,252	1,781
*	Generac Holdings Inc.	13,713	1,737
			924,276
Information Technology (29.5%)
	Apple Inc.	3,448,730	766,066
	Microsoft Corp.	1,706,665	640,665
	NVIDIA Corp.	5,622,351	609,350
	Broadcom Inc.	1,076,112	180,173
	Salesforce Inc.	219,706	58,960
	Cisco Systems Inc.	914,238	56,418
	International Business Machines Corp.	212,280	52,786
	Oracle Corp.	372,430	52,069
	Accenture plc Class A	143,596	44,808
*	Palantir Technologies Inc. Class A	470,603	39,719
	Intuit Inc.	64,262	39,456
	QUALCOMM Inc.	253,906	39,002
*	Adobe Inc.	99,936	38,328
*	Advanced Micro Devices Inc.	372,030	38,222
*	ServiceNow Inc.	47,294	37,653
	Texas Instruments Inc.	208,984	37,554
	Applied Materials Inc.	186,577	27,076
*	Palo Alto Networks Inc.	152,008	25,939
	Analog Devices Inc.	113,891	22,968
	Intel Corp.	994,078	22,576
	Micron Technology Inc.	255,795	22,226
	Lam Research Corp.	294,702	21,425
	KLA Corp.	30,508	20,739
*	Crowdstrike Holdings Inc. Class A	56,551	19,939
*	Arista Networks Inc.	237,158	18,375
	Amphenol Corp. Class A	278,082	18,239
	Motorola Solutions Inc.	38,377	16,802
*	Cadence Design Systems Inc.	62,970	16,015
*	Synopsys Inc.	35,493	15,221
	Roper Technologies Inc.	24,623	14,517
*	Fortinet Inc.	146,079	14,062
*	Autodesk Inc.	49,377	12,927
*	Workday Inc. Class A	49,157	11,480
	NXP Semiconductors NV	58,382	11,096
*	Fair Isaac Corp.	5,611	10,348
	TE Connectivity plc	68,574	9,691
	Cognizant Technology Solutions Corp. Class A	113,462	8,680
	Corning Inc.	176,906	8,099
*	Gartner Inc.	17,629	7,400
	Dell Technologies Inc. Class C	71,611	6,527
	Monolithic Power Systems Inc.	10,979	6,368
*	ANSYS Inc.	20,042	6,344
	Microchip Technology Inc.	123,473	5,977
	HP Inc.	215,390	5,964
*	Keysight Technologies Inc.	39,653	5,939
*	GoDaddy Inc. Class A	32,425	5,841
*	Tyler Technologies Inc.	9,838	5,720

		Shares	Market Value ($000)
*	Teledyne Technologies Inc.	10,687	5,319
	CDW Corp.	30,654	4,913
*	VeriSign Inc.	18,701	4,748
	Hewlett Packard Enterprise Co.	301,936	4,659
*	PTC Inc.	27,589	4,275
	Seagate Technology Holdings plc	48,476	4,118
	NetApp Inc.	46,766	4,108
*	Super Micro Computer Inc.	115,542	3,956
*	ON Semiconductor Corp.	96,952	3,945
*	Trimble Inc.	56,316	3,697
*	F5 Inc.	13,265	3,532
	Jabil Inc.	25,067	3,411
*	Zebra Technologies Corp. Class A	11,772	3,326
	Gen Digital Inc.	124,794	3,312
*	Western Digital Corp.	79,601	3,218
*	First Solar Inc.	24,590	3,109
	Teradyne Inc.	37,449	3,093
*	Akamai Technologies Inc.	34,360	2,766
	Juniper Networks Inc.	76,258	2,760
	Skyworks Solutions Inc.	36,820	2,380
*	EPAM Systems Inc.	13,063	2,206
*	Enphase Energy Inc.	30,317	1,881
			3,234,481
Materials (2.0%)
	Linde plc	109,317	50,902
	Sherwin-Williams Co.	53,201	18,577
	Air Products and Chemicals Inc.	51,087	15,067
	Ecolab Inc.	57,873	14,672
	Newmont Corp.	261,473	12,624
	Freeport-McMoRan Inc.	330,038	12,495
	Corteva Inc.	157,223	9,894
	DuPont de Nemours Inc.	96,049	7,173
	Vulcan Materials Co.	30,345	7,080
	Martin Marietta Materials Inc.	14,018	6,702
	Nucor Corp.	53,802	6,475
	International Paper Co.	121,084	6,460
	PPG Industries Inc.	53,220	5,820
	Dow Inc.	161,778	5,649
	Smurfit WestRock plc	113,309	5,106
	International Flavors & Fragrances Inc.	58,683	4,554
	LyondellBasell Industries NV Class A	59,364	4,179
	Steel Dynamics Inc.	32,525	4,068
	Packaging Corp. of America	20,484	4,056
	Ball Corp.	68,633	3,574
	Avery Dennison Corp.	18,444	3,283
	Amcor plc	332,700	3,227
	CF Industries Holdings Inc.	40,044	3,129
	Eastman Chemical Co.	26,440	2,330
	Mosaic Co.	72,583	1,960
	Albemarle Corp.	26,868	1,935
			220,991
Real Estate (2.3%)
	Prologis Inc.	212,798	23,789
	American Tower Corp.	107,283	23,345
	Welltower Inc.	139,877	21,431
	Equinix Inc.	22,346	18,220
	Simon Property Group Inc.	70,480	11,705
	Realty Income Corp.	200,780	11,647
	Public Storage	36,157	10,821
	Crown Castle Inc.	99,781	10,400
	Digital Realty Trust Inc.	72,566	10,398
*	CBRE Group Inc. Class A	67,815	8,869
	VICI Properties Inc. Class A	242,168	7,899
*	CoStar Group Inc.	96,805	7,670
	Extra Space Storage Inc.	48,685	7,229
	AvalonBay Communities Inc.	32,636	7,004
	Ventas Inc.	100,261	6,894
	Iron Mountain Inc.	67,537	5,811
	Equity Residential	78,579	5,625

			Shares	Market Value ($000)
		SBA Communications Corp.	24,643	5,422
		Weyerhaeuser Co.	166,717	4,881
		Invitation Homes Inc.	130,530	4,549
		Essex Property Trust Inc.	14,750	4,522
		Mid-America Apartment Communities Inc.	26,776	4,487
		Kimco Realty Corp.	156,259	3,319
		Alexandria Real Estate Equities Inc.	35,445	3,279
		Healthpeak Properties Inc.	159,965	3,234
		UDR Inc.	69,198	3,126
		Camden Property Trust	24,553	3,003
		Regency Centers Corp.	37,332	2,754
		Host Hotels & Resorts Inc.	160,799	2,285
		BXP Inc.	33,227	2,233
		Federal Realty Investment Trust	17,737	1,735
				247,586
Utilities (2.5%)
		NextEra Energy Inc.	472,144	33,470
		Southern Co.	251,608	23,135
		Duke Energy Corp.	178,210	21,736
		Constellation Energy Corp.	71,832	14,484
		American Electric Power Co. Inc.	122,519	13,388
		Dominion Energy Inc.	192,702	10,805
		Exelon Corp.	231,030	10,646
		Sempra	145,318	10,370
		Public Service Enterprise Group Inc.	114,305	9,407
		Xcel Energy Inc.	131,773	9,328
		Vistra Corp.	78,051	9,166
		Consolidated Edison Inc.	79,617	8,805
		PG&E Corp.	503,309	8,647
		Entergy Corp.	98,425	8,414
		WEC Energy Group Inc.	72,910	7,946
		American Water Works Co. Inc.	44,814	6,611
		DTE Energy Co.	47,639	6,587
		Ameren Corp.	61,866	6,211
		PPL Corp.	169,332	6,115
		Atmos Energy Corp.	36,427	5,631
		CenterPoint Energy Inc.	149,486	5,416
		Edison International	88,853	5,235
		Eversource Energy	84,271	5,234
		CMS Energy Corp.	68,590	5,152
		FirstEnergy Corp.	117,516	4,750
		NRG Energy Inc.	46,441	4,433
		NiSource Inc.	107,892	4,325
		Alliant Energy Corp.	58,996	3,796
		Evergy Inc.	52,646	3,630
		Pinnacle West Capital Corp.	26,146	2,491
		AES Corp.	163,508	2,031
				277,395
Total Common Stocks (Cost $5,149,935)				10,917,286
		Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund (Cost $6,047)	4.342%	60,471	6,047
Total Investments (99.8%) (Cost $5,155,982)				10,923,333
Other Assets and Liabilities—Net (0.2%)				25,203
Net Assets (100%)				10,948,536
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	112	31,658	(485)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2025, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.